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                         MORGAN STANLEY STRATEGIST FUND
                           1221 Avenue of the Americas
                            New York, New York 10020


                                                              November 30, 2005



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


Re: Morgan Stanley Strategist Fund
    File Number - 33-23669
    Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on November 28, 2005.


                                             Very truly yours,
                                             /s/ Elisa Mitchell
                                                 --------------
                                             Elisa Mitchell
                                             Assistant Secretary



cc:  Amy R. Doberman, Esq.
     Larry Greene